VESSELS AND EQUIPMENT, NET - Summary of Changes in Vessels and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Vessels and equipment [Roll Forward]
Impairment loss on vessels	$ (4,187)	$ (721)	$ 0
Depreciation	(123,699)	(111,303)	(93,845)
Vessels and Equipment
Vessels and equipment [Roll Forward]
Cost, beginning of period	2,726,105	2,706,794
Accumulated depreciation beginning balance	(458,419)	(366,041)
Vessels and equipment, net, beginning period	2,267,686	2,340,753
Additions		31,531
Disposals	(18,746)	0
Disposals, accumulated depreciation	4,103
Vessels and equipment, disposals, net	(14,643)	0
Impairment loss on vessels	(4,187)	(721)
Transfers to held for sale	(27,635)	(11,499)
Transfers to held for sale, accumulated depreciation	7,506	1,996
Transfers to held for sale, net	(20,129)	(9,503)
Depreciation	(108,754)	(94,374)
Transfer from newbuildings	116,446
Transfers from newbuildings, accumulated depreciation	0
Transfers from newbuildings, net	116,446
Balance, end of period	3,435,885	2,726,105	2,706,794
Accumulated depreciation ending balance	(555,564)	(458,419)	(366,041)
Vessels and equipment, net, ending period	2,880,321	$ 2,267,686	$ 2,340,753
Vessels and Equipment | Hemen
Vessels and equipment [Roll Forward]
Additions	640,991
Vessels and Equipment | BWTS
Vessels and equipment [Roll Forward]
Additions	$ 2,911